Preliminary Purchase Price Allocation - Schedule of Preliminary allocation of the total consideration (Details) - Pro Forma [Member] $ in Thousands	Sep. 30, 2024 USD ($)
Fair value of assets acquired
Cash and cash equivalents	$ 369
Restricted cash	1,000
Accounts receivable, net	12,628
Prepaid expenses and other current assets	4,990
Property and equipment	4,725
Operating lease right-of-use assets	23,658
Total Assets	47,370
Fair value of liabilities assumed
Accounts payable	8,673
Accrued expense	4,385
Current portion of loans payable	801
Current portion of operating lease liabilities	4,044
Deferred and contingent consideration	1,000
Operating lease liabilities	21,139
Non-controlling interest	(3,603)
Total Liabilities	36,438
Total identifiable net assets acquired	10,932
Goodwill	23,803
Total consideration transferred	$ 34,736